STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Services [Member]	Cash [Member]	Common Stock [Member]	Common Stock [Member] Services [Member]	Common Stock [Member] Cash [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Services [Member]	Additional Paid-in Capital [Member] Cash [Member]	Subscription Receivable [Member]	Subscription Receivable [Member] Services [Member]	Subscription Receivable [Member] Cash [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Services [Member]	Accumulated Deficit [Member] Cash [Member]
Balance at Jan. 31, 2010	$ (16,077)			$ 98,910			$ 358,604			$ (50,000)			$ (423,591)
Balance, shares at Jan. 31, 2010				98,910,594
Shares issued for license acquistion (Note 3)	640,000			1,000			639,000
Shares issued for license acquistion, shares (Note 3)				1,000,000
Subscriptions received	50,000									50,000
Shares returned to treasury				(30,923)			30,923
Shares returned to treasury, shares				(30,922,944)
Proceeds from sales of common stock	65,000						65,000
Issuance of common stock		201,500			310			201,190
Issuance of common stock, shares					310,000
Net loss	(151,235)												(151,235)
Balance at Jan. 31, 2011	789,188			69,297			1,294,717						(574,826)
Balance, shares at Jan. 31, 2011				69,297,650
Shares issued for license acquistion (Note 3)	1,000			1,000
Shares issued for license acquistion, shares (Note 3)				1,000,000
Issuance of common stock		21,900	2,459,000		20	6,427		21,880	2,452,573
Issuance of common stock, shares					20,000	6,426,500
Stock based compensation	939,317						939,317
Net loss	(2,466,039)												(2,466,039)
Balance at Jan. 31, 2012	$ 1,744,366			$ 76,744			$ 4,708,487						$ (3,040,865)
Balance, shares at Jan. 31, 2012				76,744,150